Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Roundhill Bitcoin Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Bitcoin Covered Call Strategy ETF
Class Name	Roundhill Bitcoin Covered Call Strategy ETF
Trading Symbol	YBTC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ybtc/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ybtc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Bitcoin Covered Call Strategy ETF	$40	0.95%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 121,230,068
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$121,230,068
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.5%
iShares Bitcoin Trust ETF	-6.6%
United States Treasury Bill*	100.5%

Security Type	(%)
U.S. Treasury Bills	100.5%
Money Market Funds	5.5%
Purchased Options	1.2%
Written Options	-7.7%
Cash & Other	0.5%
[2]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ybtc/
Roundhill China Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill China Magnificent Seven ETF
Class Name	Roundhill China Magnificent Seven ETF
Trading Symbol	MAGC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill China Magnificent Seven ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magc/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/magc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill China Magnificent Seven ETF	$25	0.59%
[3]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.59%
Net Assets	$ 12,065,820
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,065,820
Number of Holdings	18
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	15.7%
Meituan	14.4%
BYD Co. Ltd.	14.3%
Xiaomi Corp.	14.3%
Tencent Holdings Ltd.	14.3%
PDD Holdings, Inc.	14.2%
Alibaba Group Holding Ltd.	14.2%
NetEase, Inc.	14.2%
United States Treasury Bill*	82.8%
Mount Vernon Liquid Assets Portfolio, LLC**	10.1%

Top Sectors	(%)
Communications	21.4%
Consumer, Cyclical	7.1%
Cash & Other	71.5%

Top Ten Countries	(%)
United States	82.8%
China	18.3%
Ireland	6.2%
Hong Kong	4.0%
[4],[5]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/magc/
Roundhill Daily 2X Long Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Daily 2X Long Magnificent Seven ETF
Class Name	Roundhill Daily 2X Long Magnificent Seven ETF
Trading Symbol	MAGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magx/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/magx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Daily 2X Long Magnificent Seven ETF	$44	0.94%
[6]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
Net Assets	$ 47,867,011
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$47,867,011
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	199.3%
First American Government Obligations Fund	5.1%
United States Treasury Bill*	57.4%
Mount Vernon Liquid Assets Portfolio, LLC**	17.8%

Security Type	(%)
U.S. Treasury Bills	57.4%
Exchange Traded Funds	37.6%
Investments Purchased with Proceeds from Securities Lending	17.8%
Money Market Funds	5.1%
Cash & Other	-17.9%
[7],[8]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/magx/
Roundhill Ether Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ether Covered Call Strategy ETF
Class Name	Roundhill Ether Covered Call Strategy ETF
Trading Symbol	YETH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/yeth/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/yeth/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ether Covered Call Strategy ETF	$38	0.95%
[9]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 52,492,867
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$52,492,867
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	7.3%
iShares Ethereum Trust ETF	-7.0%
United States Treasury Bill*	98.9%

Top Sectors	(%)
Consumer, Cyclical	-0.4%
Financial	-8.8%
Cash & Other	109.2%
[10]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/yeth/
Roundhill GLP-1 & Weight Loss ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GLP-1 & Weight Loss ETF
Class Name	Roundhill GLP-1 & Weight Loss ETF
Trading Symbol	OZEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ozem/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ozem/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill GLP-1 & Weight Loss ETF	$29	0.59%
[11]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 54,078,900
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$54,078,900
Number of Holdings	26
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Novo Nordisk AS	13.0%
Eli Lilly & Co.	12.7%
Pfizer, Inc.	6.4%
Kailera Therapeutics, Inc.	6.2%
Viking Therapeutics, Inc.	5.9%
CSPC Pharmaceutical Group Ltd.	5.3%
Chugai Pharmaceutical Co. Ltd.	4.5%
Ascletis Pharma, Inc.	4.2%
Zealand Pharma AS	3.9%
Mount Vernon Liquid Assets Portfolio, LLC*	9.9%

Top Sectors	(%)
Consumer, Non-cyclical	99.5%
Cash & Other	0.5%
[12]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ozem/
Roundhill HALO ETF
Shareholder Report [Line Items]
Fund Name	Roundhill HALO ETF
Class Name	Roundhill HALO ETF
Trading Symbol	LOHA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill HALO ETF for the period of May 13, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/loha/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/loha/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill HALO ETF	$5	0.35%
[13],[14]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.35%
Net Assets	$ 41,433,677
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$41,433,677
Number of Holdings	101
Portfolio Turnover	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Industrial	34.8%
Consumer, Cyclical	27.1%
Consumer, Non-cyclical	16.0%
Energy	11.8%
Basic Materials	7.0%
Financial	1.0%
Utilities	1.0%
Technology	1.0%
Cash & Other	0.3%

Top 10 Issuers	(%)
Owens Corning	1.2%
Coca-Cola Consolidated, Inc.	1.1%
Bath & Body Works, Inc.	1.1%
O’Reilly Automotive, Inc.	1.1%
Yum! Brands, Inc.	1.1%
Watts Water Technologies, Inc.	1.0%
Domino’s Pizza, Inc.	1.0%
Cal-Maine Foods, Inc.	1.0%
EQT Corp.	1.0%
Darling Ingredients, Inc.	1.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/loha/
Roundhill Humanoid Robotics ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Humanoid Robotics ETF
Class Name	Roundhill Humanoid Robotics ETF
Trading Symbol	HUMN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Humanoid Robotics ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/humn/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/humn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Humanoid Robotics ETF	$40	0.75%
[15]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 82,970,715
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$82,970,715
Number of Holdings	47
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Industrial	61.5%
Technology	17.3%
Consumer, Cyclical	16.3%
Diversified	3.1%
Communications	1.6%
Cash & Other	0.2%

Top 10 Issuers	(%)
UBTech Robotics Corp. Ltd.	5.4%
Tesla, Inc.	4.9%
Harmonic Drive Systems, Inc.	4.6%
Leader Harmonious Drive Systems Co. Ltd.	4.2%
Hyundai Motor Co.	3.8%
Teradyne, Inc.	3.7%
Swancor Advanced Materials Co. Ltd.	3.5%
Robotis Co. Ltd.	3.5%
Rainbow Robotics	3.3%
Mount Vernon Liquid Assets Portfolio, LLC*	8.6%
[16]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/humn/
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Class Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/qdte/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/qdte/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$51	0.95%
[17]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 932,458,508
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$932,458,508
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Purchased Options	92.4%
Exchange Traded Funds	5.2%
Money Market Funds	3.0%
Cash & Other	-0.6%

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	92.4%
Roundhill Weekly T-Bill ETF	5.1%
First American Government Obligations Fund	3.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/qdte/
Roundhill Magnificent Seven Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven Covered Call ETF
Class Name	Roundhill Magnificent Seven Covered Call ETF
Trading Symbol	MAGY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven Covered Call ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magy/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/magy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven Covered Call ETF	$33	0.70%
[18]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 130,906,456
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$130,906,456
Number of Holdings	3
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	102.0%
Money Market Funds	0.6%
Written Options	-2.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	99.4%
First American Government Obligations Fund	0.6%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/magy/
Roundhill Meme Stock ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Meme Stock ETF
Class Name	Roundhill Meme Stock ETF
Trading Symbol	MEME
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Meme Stock ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/meme/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/meme/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Meme Stock ETF	$44	0.69%
[19]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.69%
Net Assets	$ 24,371,238
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	684.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$24,371,238
Number of Holdings	23
Portfolio Turnover	684%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	56.5%
Industrial	25.0%
Communications	10.0%
Financial	4.6%
Consumer, Cyclical	3.8%
Cash & Other	0.1%

Top 10 Issuers	(%)
Applied Optoelectronics, Inc.	9.4%
Nebius Group NV	6.1%
Bloom Energy Corp.	5.9%
AST SpaceMobile, Inc.	5.7%
Sandisk Corp.	5.3%
D-Wave Quantum, Inc.	5.1%
Rocket Lab Corp.	4.9%
Coherent Corp.	4.8%
Western Digital Corp.	4.8%
Mount Vernon Liquid Assets Portfolio, LLC*	13.2%
[20]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/meme/
Roundhill Memory ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Memory ETF
Class Name	Roundhill Memory ETF
Trading Symbol	DRAM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Memory ETF for the period of April 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/dram/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/dram/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Memory ETF	$28	0.63%
[21],[22]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.63%
Net Assets	$ 26,120,339,189
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$26,120,339,189
Number of Holdings	19
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	57.4%
Cash & Other	42.6%

Top 10 Issuers	(%)
Micron Technology, Inc.	25.8%
Samsung Electronics Co. Ltd.	25.0%
SK hynix, Inc.	24.0%
First American Government Obligations Fund	14.1%
Sandisk Corp.	5.2%
Kioxia Holdings Corp.	4.4%
Western Digital Corp.	4.3%
Seagate Technology Holdings PLC	4.2%
GigaDevice Semiconductor, Inc.	3.1%
United States Treasury Bill*	21.2%
[23]
Material Fund Change [Text Block]
Other Material Fund Changes
Pursuant to a contractual agreement, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.66% until May 8, 2027. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after May 8, 2027, upon 60 days’ prior written notice.

Material Fund Change Expenses [Text Block]	Pursuant to a contractual agreement, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.66% until May 8, 2027. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after May 8, 2027, upon 60 days’ prior written notice.
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/dram/
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Class Name	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Trading Symbol	CABZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Robotaxi, Autonomous Vehicles & Technology ETF for the period of January 13, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/cabz/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/cabz/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF	$26	0.59%
[24],[25]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.59%
Net Assets	$ 3,790,199
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,790,199
Number of Holdings	30
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	98.9%
Money Market Funds	1.1%

Top 10 Issuers	(%)
Tesla, Inc.	8.6%
Ouster, Inc.	5.7%
Alphabet, Inc.	5.6%
Uber Technologies, Inc.	5.4%
Baidu, Inc.	5.2%
WeRide, Inc.	4.6%
Aeva Technologies, Inc.	4.5%
Mobileye Global, Inc.	4.4%
Hesai Group	4.3%
Aurora Innovation, Inc.	4.2%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/cabz/
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Class Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Trading Symbol	RDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Russell 2000® 0DTE Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/rdte/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/rdte/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	$52	0.95%
[26]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 171,741,769
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$171,741,769
Number of Holdings	4
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Russell 2000 Index	91.4%
Roundhill Weekly T-Bill ETF	6.1%
First American Government Obligations Fund	2.9%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/rdte/
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Class Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	XDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdte/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xdte/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$49	0.95%
[27]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 324,757,971
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$324,757,971
Number of Holdings	4
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
S&P 500 Index	91.1%
Roundhill Weekly T-Bill ETF	7.5%
First American Government Obligations Fund	1.8%

Security Type	(%)
Purchased Options	91.1%
Exchange Traded Funds	7.5%
Money Market Funds	1.8%
Cash & Other	-0.4%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xdte/
Roundhill S&P 500® No Dividend Target ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500® No Dividend Target ETF
Class Name	Roundhill S&P 500® No Dividend Target ETF
Trading Symbol	XDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500® No Dividend Target ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdiv/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xdiv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500® No Dividend Target ETF	$3	0.06%
[28]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 59,614,143
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	306.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$59,614,143
Number of Holdings	1
Portfolio Turnover	306%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
iShares Core S&P 500 ETF	99.9%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xdiv/
Roundhill S&P 500 Target 10 Managed Distribution ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 Target 10 Managed Distribution ETF
Class Name	Roundhill S&P 500 Target 10 Managed Distribution ETF
Trading Symbol	TPAY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500 Target 10 Managed Distribution ETF for the period of February 17, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tpay/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/tpay/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill S&P 500 Target 10 Managed Distribution ETF	$19	0.49%
[29],[30]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.49%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 1,607,569
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,607,569
Number of Holdings	3
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Financial	57.5%
Industrial	30.9%
Cash & Other	11.6%

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	88.4%
State Street SPDR Portfolio S&P 500 ETF	6.7%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/tpay/
Roundhill S&P 500 Target 20 Managed Distribution ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Class Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Trading Symbol	XPAY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xpay/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xpay/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 Target 20 Managed Distribution ETF	$25	0.49%
[31]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 155,357,647
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$155,357,647
Number of Holdings	15
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	95.2%
First American Government Obligations Fund	4.9%

Top Sectors	(%)
Industrial	15.5%
Financial	12.9%
Communications	11.9%
Consumer, Non-cyclical	11.3%
Funds	9.8%
Technology	7.8%
Consumer, Cyclical	2.8%
Cash & Other	28.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xpay/
Roundhill Space & Technology ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Space & Technology ETF
Class Name	Roundhill Space & Technology ETF
Trading Symbol	MARS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Space & Technology ETF for the period of March 4, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mars/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/mars/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Space & Technology ETF	$27	0.75%
[32],[33]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.75%
Net Assets	$ 74,903,592
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$74,903,592
Number of Holdings	31
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Communications	59.9%
Industrial	31.7%
Technology	6.0%
Consumer, Non-cyclical	1.1%
Financial	1.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
Space Exploration Technologies Corp.	22.7%
Rocket Lab Corp.	10.2%
AST SpaceMobile, Inc.	8.0%
Viasat, Inc.	5.5%
Planet Labs PBC	5.1%
Globalstar, Inc.	4.3%
Iridium Communications, Inc.	3.5%
MDA Space Ltd.	3.2%
Intuitive Machines, Inc.	2.9%
Firefly Aerospace, Inc.	2.9%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/mars/
Roundhill Ultra Short Duration No Dividend Target ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ultra Short Duration No Dividend Target ETF
Class Name	Roundhill Ultra Short Duration No Dividend Target ETF
Trading Symbol	XBOX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Ultra Short Duration No Dividend Target ETF for the period of March 17, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xbox/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xbox/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Ultra Short Duration No Dividend Target ETF	$4	0.15%
[34],[35]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.15%
Net Assets	$ 275,196,390
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$275,196,390
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Purchased Options	99.9%
Money Market Funds	0.1%

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	99.9%
First American Government Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xbox/
Roundhill Uranium ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Uranium ETF
Class Name	Roundhill Uranium ETF
Trading Symbol	UX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Uranium ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ux/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ux/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Uranium ETF	$36	0.75%
[36]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Net Assets	$ 4,397,050
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,397,050
Number of Holdings	5
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
Sprott Physical Uranium Trust	90.6%
Yellow Cake PLC	7.4%
First American Government Obligations Fund	6.3%
United States Treasury Bill*	84.0%
[37]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ux/
Roundhill Weekly T-Bill ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Weekly T-Bill ETF
Class Name	Roundhill Weekly T-Bill ETF
Trading Symbol	WEEK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Weekly T-Bill ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/week/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/week/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Weekly T-Bill ETF	$10	0.19%
[38]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 172,000,109
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$172,000,109
Number of Holdings	14
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	0.1%
United States Treasury Bill*	100.0%
[39]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/week/
Roundhill AAPL WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AAPL WeeklyPay ETF
Class Name	Roundhill AAPL WeeklyPay ETF
Trading Symbol	AAPW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill AAPL WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/aapw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/aapw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AAPL WeeklyPay ETF	$50	0.99%
[40]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 37,981,689
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,981,689
Number of Holdings	5
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	68.4%
Total Return Swaps	12.7%
Common Stocks	11.4%
Money Market Funds	7.5%

Top 10 Issuers	(%)
Apple, Inc.	119.3%
First American Government Obligations Fund	7.5%
United States Treasury Bill*	68.4%
[41]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/aapw/
Roundhill AMD WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AMD WeeklyPay ETF
Class Name	Roundhill AMD WeeklyPay ETF
Trading Symbol	AMDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill AMD WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amdw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/amdw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AMD WeeklyPay ETF	$102	0.99%
[42]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 121,991,642
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$121,991,642
Number of Holdings	5
Portfolio Turnover	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Total Return Swaps	36.9%
U.S. Treasury Bills	27.0%
Common Stocks	22.7%
Money Market Funds	13.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Advanced Micro Devices, Inc.	117.6%
First American Government Obligations Fund	13.5%
United States Treasury Bill*	27.0%
[43]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/amdw/
Roundhill AMZN WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AMZN WeeklyPay ETF
Class Name	Roundhill AMZN WeeklyPay ETF
Trading Symbol	AMZW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill AMZN WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amzw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/amzw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AMZN WeeklyPay ETF	$49	0.99%
[44]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 34,424,007
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$34,424,007
Number of Holdings	4
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	60.9%
Common Stocks	22.2%
Money Market Funds	9.9%
Total Return Swaps	7.1%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	119.1%
First American Government Obligations Fund	9.9%
United States Treasury Bill*	60.9%
[45]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/amzw/
Roundhill ARM WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill ARM WeeklyPay ETF
Class Name	Roundhill ARM WeeklyPay ETF
Trading Symbol	ARMW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill ARM WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/armw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/armw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill ARM WeeklyPay ETF	$118	0.99%
[46]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 28,539,110
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$28,539,110
Number of Holdings	4
Portfolio Turnover	139%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	60.9%
Common Stocks	19.8%
Total Return Swaps	11.0%
Money Market Funds	8.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
ARM Holdings PLC	118.7%
First American Government Obligations Fund	8.1%
United States Treasury Bill*	60.9%
[47]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/armw/
Roundhill AVGO WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AVGO WeeklyPay ETF
Class Name	Roundhill AVGO WeeklyPay ETF
Trading Symbol	AVGW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill AVGO WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/avgw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/avgw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AVGO WeeklyPay ETF	$51	0.99%
[48]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 44,759,888
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$44,759,888
Number of Holdings	4
Portfolio Turnover	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	49.1%
Common Stocks	26.3%
Total Return Swaps	12.4%
Money Market Funds	12.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Broadcom, Inc.	119.7%
First American Government Obligations Fund	12.3%
United States Treasury Bill*	49.1%
[49]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/avgw/
Roundhill BABA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill BABA WeeklyPay ETF
Class Name	Roundhill BABA WeeklyPay ETF
Trading Symbol	BABW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill BABA WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/babw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/babw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill BABA WeeklyPay ETF	$39	0.99%
[50]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 1,131,403
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,131,403
Number of Holdings	4
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	114.8%
Common Stocks	28.1%
Money Market Funds	6.1%
Total Return Swaps	-49.3%
Cash & Other	0.3%

Top 10 Issuers	(%)
Alibaba Group Holding Ltd.	119.8%
First American Government Obligations Fund	6.1%
United States Treasury Bill*	114.8%
[51]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/babw/
Roundhill BRKB WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill BRKB WeeklyPay ETF
Class Name	Roundhill BRKB WeeklyPay ETF
Trading Symbol	BRKW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill BRKB WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/brkw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/brkw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill BRKB WeeklyPay ETF	$49	0.99%
[52]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 15,953,823
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$15,953,823
Number of Holdings	4
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	87.6%
Common Stocks	7.9%
Money Market Funds	7.8%
Total Return Swaps	-3.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	119.9%
First American Government Obligations Fund	7.8%
United States Treasury Bill*	87.6%
[53]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/brkw/
Roundhill COIN WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill COIN WeeklyPay ETF
Class Name	Roundhill COIN WeeklyPay ETF
Trading Symbol	COIW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill COIN WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/coiw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/coiw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill COIN WeeklyPay ETF	$38	0.99%
[54]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 33,261,561
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$33,261,561
Number of Holdings	4
Portfolio Turnover	152%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	170.8%
Common Stocks	6.1%
Money Market Funds	0.4%
Total Return Swaps	-77.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Coinbase Global, Inc.	120.5%
First American Government Obligations Fund	0.4%
United States Treasury Bill*	170.8%
[55]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/coiw/
Roundhill COST WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill COST WeeklyPay ETF
Class Name	Roundhill COST WeeklyPay ETF
Trading Symbol	COSW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill COST WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/cosw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/cosw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill COST WeeklyPay ETF	$51	0.99%
[56]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 11,666,475
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$11,666,475
Number of Holdings	4
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	77.0%
Money Market Funds	12.1%
Common Stocks	8.5%
Total Return Swaps	2.4%
Cash & Other	0.0%

Top 10 Issuers	(%)
Costco Wholesale Corp.	120.5%
First American Government Obligations Fund	12.1%
United States Treasury Bill*	77.0%
[57]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/cosw/
Roundhill Gold Miners WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Gold Miners WeeklyPay ETF
Class Name	Roundhill Gold Miners WeeklyPay ETF
Trading Symbol	GDXW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Gold Miners WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gdxw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/gdxw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Gold Miners WeeklyPay ETF	$45	0.99%
[58]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 64,086,573
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$64,086,573
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	123.1%
Money Market Funds	1.0%
Total Return Swaps	-24.0%
Cash & Other	-0.1%

Top 10 Issuers	(%)
VanEck Gold Miners ETF/USA	120.6%
First American Government Obligations Fund	1.0%
United States Treasury Bill*	123.1%
[59]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/gdxw/
Roundhill Gold WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Gold WeeklyPay ETF
Class Name	Roundhill Gold WeeklyPay ETF
Trading Symbol	GLDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Gold WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gldw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/gldw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Gold WeeklyPay ETF	$46	0.99%
[60]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 17,166,767
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,166,767
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	104.7%
Money Market Funds	8.5%
Total Return Swaps	-13.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
SPDR Gold Shares	120.4%
First American Government Obligations Fund	8.5%
United States Treasury Bill*	104.7%
[61]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/gldw/
Roundhill GOOGL WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GOOGL WeeklyPay ETF
Class Name	Roundhill GOOGL WeeklyPay ETF
Trading Symbol	GOOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill GOOGL WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/goow/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/goow/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill GOOGL WeeklyPay ETF	$53	0.99%
[62]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 84,606,685
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$84,606,685
Number of Holdings	4
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	47.2%
Common Stocks	26.0%
Total Return Swaps	21.2%
Money Market Funds	5.7%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Alphabet, Inc.	119.1%
First American Government Obligations Fund	5.7%
United States Treasury Bill*	47.2%
[63]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/goow/
Roundhill HOOD WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill HOOD WeeklyPay ETF
Class Name	Roundhill HOOD WeeklyPay ETF
Trading Symbol	HOOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill HOOD WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/hoow/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/hoow/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill HOOD WeeklyPay ETF	$45	0.99%
[64]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 145,804,000
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$145,804,000
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	99.0%
Common Stocks	3.6%
Money Market Funds	0.2%
Total Return Swaps	-2.8%

Top 10 Issuers	(%)
Robinhood Markets, Inc.	119.1%
First American Government Obligations Fund	0.2%
United States Treasury Bill*	99.0%
[65]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/hoow/
Roundhill META WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill META WeeklyPay ETF
Class Name	Roundhill META WeeklyPay ETF
Trading Symbol	METW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill META WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/metw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill META WeeklyPay ETF	$44	0.99%
[66]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 24,977,078
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$24,977,078
Number of Holdings	4
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	79.5%
Common Stocks	23.9%
Money Market Funds	9.2%
Total Return Swaps	-12.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Meta Platforms, Inc.	119.5%
First American Government Obligations Fund	9.2%
United States Treasury Bill*	79.5%
[67]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/metw/
Roundhill MSFT WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill MSFT WeeklyPay ETF
Class Name	Roundhill MSFT WeeklyPay ETF
Trading Symbol	MSFW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill MSFT WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/msfw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/msfw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill MSFT WeeklyPay ETF	$42	0.99%
[68]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 27,308,815
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$27,308,815
Number of Holdings	4
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	75.0%
Common Stocks	32.7%
Money Market Funds	5.6%
Total Return Swaps	-13.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Microsoft Corp.	120.0%
First American Government Obligations Fund	5.6%
United States Treasury Bill*	75.0%
[69]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/msfw/
Roundhill MSTR WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill MSTR WeeklyPay ETF
Class Name	Roundhill MSTR WeeklyPay ETF
Trading Symbol	MSTW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill MSTR WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mstw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/mstw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill MSTR WeeklyPay ETF	$36	0.99%
[70]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 32,708,653
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$32,708,653
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Money Market Funds	70.2%
Purchased Options	27.8%
Cash & Other	2.0%

Top 10 Issuers	(%)
Strategy, Inc.	118.5%
First American Government Obligations Fund	70.2%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/mstw/
Roundhill NFLX WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill NFLX WeeklyPay ETF
Class Name	Roundhill NFLX WeeklyPay ETF
Trading Symbol	NFLW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill NFLX WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nflw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/nflw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NFLX WeeklyPay ETF	$42	0.99%
[71]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 6,666,628
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,666,628
Number of Holdings	4
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	143.4%
Common Stocks	9.7%
Money Market Funds	5.9%
Total Return Swaps	-58.9%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Netflix, Inc.	120.9%
First American Government Obligations Fund	5.9%
United States Treasury Bill*	143.4%
[72]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/nflw/
Roundhill NVDA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill NVDA WeeklyPay ETF
Class Name	Roundhill NVDA WeeklyPay ETF
Trading Symbol	NVDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill NVDA WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nvdw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/nvdw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NVDA WeeklyPay ETF	$51	0.99%
[73]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 110,061,351
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$110,061,351
Number of Holdings	4
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	67.2%
Common Stocks	16.1%
Total Return Swaps	11.1%
Money Market Funds	5.6%

Top 10 Issuers	(%)
NVIDIA Corp.	119.5%
First American Government Obligations Fund	5.6%
United States Treasury Bill*	67.2%
[74]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/nvdw/
Roundhill PLTR WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill PLTR WeeklyPay ETF
Class Name	Roundhill PLTR WeeklyPay ETF
Trading Symbol	PLTW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill PLTR WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/pltw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/pltw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill PLTR WeeklyPay ETF	$39	0.99%
[75]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 102,319,706
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$102,319,706
Number of Holdings	4
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	102.5%
Common Stocks	19.8%
Money Market Funds	1.7%
Total Return Swaps	-24.0%

Top 10 Issuers	(%)
Palantir Technologies, Inc.	119.3%
First American Government Obligations Fund	1.7%
United States Treasury Bill*	102.5%
[76]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/pltw/
Roundhill Top WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Top WeeklyPay ETF
Class Name	Roundhill Top WeeklyPay ETF
Trading Symbol	TOPW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Top WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/topw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/topw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Top WeeklyPay ETF	$14	0.29%
[77]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 150,334,470
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$150,334,470
Number of Holdings	12
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Money Market Funds	0.9%
Cash & Other	-0.9%

Top 10 Issuers	(%)
Roundhill NVDA WeeklyPay ETF	14.0%
Roundhill AAPL WeeklyPay ETF	13.2%
Roundhill MSFT WeeklyPay ETF	11.6%
Roundhill AMZN WeeklyPay ETF	10.4%
Roundhill GOOGL WeeklyPay ETF	10.0%
Roundhill AVGO WeeklyPay ETF	8.4%
Roundhill TSLA Weeklypay ETF	8.2%
Roundhill META WeeklyPay ETF	7.5%
Roundhill AMD WeeklyPay ETF	6.5%
Roundhill BRKB WeeklyPay ETF	5.7%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/topw/
Roundhill Treasury Bond WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Treasury Bond WeeklyPay ETF
Class Name	Roundhill Treasury Bond WeeklyPay ETF
Trading Symbol	TSYW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Treasury Bond WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tsyw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/tsyw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Treasury Bond WeeklyPay ETF	$49	0.99%
[78]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 4,864,006
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,864,006
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	96.5%
Money Market Funds	5.6%
Total Return Swaps	-2.5%
Cash & Other	0.4%

Top 10 Issuers	(%)
iShares 20+ Year Treasury Bond ETF	120.3%
First American Government Obligations Fund	5.6%
United States Treasury Bill*	96.5%
[79]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/tsyw/
Roundhill TSLA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill TSLA WeeklyPay ETF
Class Name	Roundhill TSLA WeeklyPay ETF
Trading Symbol	TSLW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill TSLA WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tslw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/tslw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill TSLA WeeklyPay ETF	$47	0.99%
[80]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 100,985,881
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$100,985,881
Number of Holdings	4
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	67.3%
Common Stocks	19.6%
Total Return Swaps	11.7%
Money Market Funds	1.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Tesla, Inc.	117.7%
First American Government Obligations Fund	1.5%
United States Treasury Bill*	67.2%
[81]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/tslw/
Roundhill UBER WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill UBER WeeklyPay ETF
Class Name	Roundhill UBER WeeklyPay ETF
Trading Symbol	UBEW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill UBER WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ubew/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ubew/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill UBER WeeklyPay ETF	$45	0.99%
[82]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 3,852,887
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,852,887
Number of Holdings	4
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	68.7%
Common Stocks	33.6%
Money Market Funds	5.3%
Total Return Swaps	-8.3%
Cash & Other	0.7%

Top 10 Issuers	(%)
Uber Technologies, Inc.	121.4%
First American Government Obligations Fund	5.3%
United States Treasury Bill*	68.7%
[83]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ubew/
Roundhill UNH WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill UNH WeeklyPay ETF
Class Name	Roundhill UNH WeeklyPay ETF
Trading Symbol	UNHW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill UNH WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/unhw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/unhw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill UNH WeeklyPay ETF	$56	0.99%
[84]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.99%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 5,374,326
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,374,326
Number of Holdings	4
Portfolio Turnover	90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	44.6%
Common Stocks	29.0%
Total Return Swaps	14.4%
Money Market Funds	11.9%
Cash & Other	0.1%

Top 10 Issuers	(%)
UnitedHealth Group, Inc.	120.6%
First American Government Obligations Fund	11.9%
United States Treasury Bill*	44.6%
[85]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/unhw/

[1]
*	Annualized

[2]
*	Held for cash and collateral management purposes.

[3]
*	Annualized

[4]
**	Investment purchased with proceeds from securities lending.

[5]
*	Held for cash and collateral management purposes.

[6]
*	Annualized

[7]
**	Investment purchased with proceeds from securities lending.

[8]
*	Held for cash and collateral management purposes.

[9]
*	Annualized

[10]
*	Held for cash and collateral management purposes.

[11]
*	Annualized

[12]
*	Investment purchased with proceeds from securities lending.

[13]
**	Annualized

[14]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
*	Annualized

[16]
*	Investment purchased with proceeds from securities lending.

[17]
*	Annualized

[18]
*	Annualized

[19]
*	Annualized

[20]
*	Investment purchased with proceeds from securities lending.

[21]
**	Annualized

[22]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[23]
*	Held for cash and collateral management purposes.

[24]
**	Annualized

[25]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[26]
*	Annualized

[27]
*	Annualized

[28]
*	Annualized

[29]
**	Annualized

[30]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[31]
*	Annualized

[32]
**	Annualized

[33]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[34]
**	Annualized

[35]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[36]
*	Annualized

[37]
*	Held for cash and collateral management purposes.

[38]
*	Annualized

[39]
*	Held for cash and collateral management purposes.

[40]
*	Annualized

[41]
*	Held for cash and collateral management purposes.

[42]
*	Annualized

[43]
*	Held for cash and collateral management purposes.

[44]
*	Annualized

[45]
*	Held for cash and collateral management purposes.

[46]
*	Annualized

[47]
*	Held for cash and collateral management purposes.

[48]
*	Annualized

[49]
*	Held for cash and collateral management purposes.

[50]
*	Annualized

[51]
*	Held for cash and collateral management purposes.

[52]
*	Annualized

[53]
*	Held for cash and collateral management purposes.

[54]
*	Annualized

[55]
*	Held for cash and collateral management purposes.

[56]
*	Annualized

[57]
*	Held for cash and collateral management purposes.

[58]
*	Annualized

[59]
*	Held for cash and collateral management purposes.

[60]
*	Annualized

[61]
*	Held for cash and collateral management purposes.

[62]
*	Annualized

[63]
*	Held for cash and collateral management purposes.

[64]
*	Annualized

[65]
*	Held for cash and collateral management purposes.

[66]
*	Annualized

[67]
*	Held for cash and collateral management purposes.

[68]
*	Annualized

[69]
*	Held for cash and collateral management purposes.

[70]
*	Annualized

[71]
*	Annualized

[72]
*	Held for cash and collateral management purposes.

[73]
*	Annualized

[74]
*	Held for cash and collateral management purposes.

[75]
*	Annualized

[76]
*	Held for cash and collateral management purposes.

[77]
*	Annualized

[78]
*	Annualized

[79]
*	Held for cash and collateral management purposes.

[80]
*	Annualized

[81]
*	Held for cash and collateral management purposes.

[82]
*	Annualized

[83]
*	Held for cash and collateral management purposes.

[84]
*	Annualized

[85]
*	Held for cash and collateral management purposes.